Note 3 - Other Comprehensive I(Loss) ncome (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	For the Years Ended December 31,
	2021			2020
(Dollars in thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Unrealized (losses) gains arising during the period	$(3,979)	(1,114)	(2,865)	1,714	478	1,236
Other comprehensive (loss) income	$(3,979)	(1,114)	(2,865)	1,714	478	1,236